UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lampe, Conway & Co. LLC

Address:  680 Fifth Avenue
          12th Floor
          New York, New York  10019

13F File Number: 028-12129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard F. Conway
Title:  Managing Member
Phone:  (212) 581-8989


Signature, Place and Date of Signing:

/s/ Richard F. Conway            New York, New York           August 13, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


List of Other Managers Reporting for this Manager:


NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       29

Form 13F Information Table Entry Total:



Form 13F Information Table Value Total:    $217,609
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name

1.       028-12130                  LC Capital Master Fund, Ltd.

                                                               FORM 13F INFORMATION TABLE
                                                                       June 30, 2007

COLUMN 1                                 COLUMN  2      COLUMN 3     COLUMN 4       COLUMN 5       COLUMN 6 COLUMN 7   COLUMN 8

                                                                     VALUE       SHRS OR  SH/ PUT/  INVEST  OTHER  VOTING AUTHORITY
NAME OF ISSUER                       TITLE OF CLASS     CUSIP       (X$1000)     PRN AMT  PRN CALL  DISCRE  MNGRS SOLE  SHARED  NONE

ARBINET THEXCHANGE INC                    COM           03875P100     7,137      1,183,693          defined   1           x
CADIZ INC                               COM NEW         127537207     7,254        322,852          defined   1           x
COMSYS IT PARTNERS INC                    COM           20581E104     9,123        400,000          defined   1           x
DDI CORP                            COM 0.0001 NEW      233162502     5,434        683,597          defined   1           x
GATEWAY INC                               COM           367626108       143         90,000          defined   1           x
GEOEYE INC                                COM           37250W108     3,860        177,668          defined   1           x
HELMERICH & PAYNE INC                     COM           423452101     2,677         75,600          defined   1           x
HORIZON OFFSHORE INC                    COM NEW         44043J204     9,658        503,029          defined   1           x
IBASIS INC                              COM NEW         450732201    14,635      1,475,388          defined   1           x
ICF INTL INC                              COM           44925C103       905         45,000          defined   1           x
INTEGRAL SYS INC MD                       COM           45810H107     5,029        206,903          defined   1           x
MIRANT CORP NEW                     W EXP 01/03/201     60467R118     3,781        164,256          defined   1           x
MIRANT CORP NEW                     W EXP 01/03/201     60467R126    55,067      2,264,286          defined   1           x
MUELLER WTR PRODS INC                  COM SER B        624758207     6,283        418,910          defined   1           x
NEON COMMUNICATIONS GROUP IN              COM           64050T101    27,566      5,604,573          defined   1           x
NEUROCRINE BIOSCIENCES INC                COM           64125C109       202         18,000          defined   1           x
OPNET TECHNOLOGIES INC                    COM           683757108       258         22,500          defined   1           x
PALM INC NEW                              COM           696643105     2,137        133,400          defined   1           x
PARTICLE DRILLING TECHNOLOGI              COM           70212G101     3,814      1,734,300          defined   1           x
QUADRAMED CORP                            COM           74730W101     3,558      1,166,800          defined   1           x
RCN CORP                                COM NEW         749361200    11,716        623,564          defined   1           x
SIGMATEL INC                              COM           82661W107     3,399      1,172,321          defined   1           x
SILICON GRAPHICS INC                    COM NEW         827056300    14,742        555,481          defined   1           x
SPECTRUM BRANDS INC                       COM           84762L105       152         22,500          defined   1           x
TRM CORP                                  COM           87263105        610        418,367          defined   1           x
VENDINGDATA CORPORATION                 COM NEW         92261Q202     3,693        984,848          defined   1           x
VENDINGDATA CORPORATION                 COM NEW         92261Q202     5,625      1,500,000          defined   1           x
VIROPHARMA INC                            COM           928241108     1,897        137,484          defined   1           x
WALTER INDS INC                           COM           93317Q105     7,240        250,000          defined   1           x
                                                                  $ 217,609



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